Tax assets and liabilities - Current tax (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Tax assets and liabilities
Current tax recoverable	$ 444	$ 492
Current tax liabilities	280	396
Provision for open tax matters	$ 113	$ 198